NOTE 1- General: B. Going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Details
Revenues	$ 34,508	$ 25,188
Cash and cash equivalents	$ 23,025